Master Netting and Similar Agreements - Repurchase, Reverse Repurchase, and Securities Borrowing Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Offsetting [Abstract]
Securities Purchased Under Agreements To Resell And Collateral Pledged By Counterparties
The following table provides details of Securities purchased under agreements to resell as presented on the Consolidated Statements of Condition and collateral pledged by counterparties as of December 31:

				Gross amounts not offset in the Statements of Condition
(Dollars in thousands)	Gross amounts of recognized assets	Gross amounts offset in the Statements of Condition	Net amounts of assets presented in the Statements of Condition	Offsetting securities sold under agreements to repurchase	Securities collateral (not recognized on FHN’s Statements of Condition)	Net amount
Securities purchased under agreements to resell:
2018	$386,443	$—	$386,443	$(261)	$(382,756)	$3,426
2017	725,609	—	725,609	(259)	(720,036)	5,314

Securities Sold Under Agreements To Repurchase And Collateral Pledged By Company
The following table provides details of Securities sold under agreements to repurchase as presented on the Consolidated Statements of Condition and collateral pledged by FHN as of December 31:

				Gross amounts not offset in the Statements of Condition
(Dollars in thousands)	Gross amounts of recognized liabilities	Gross amounts offset in the Statements of Condition	Net amounts of liabilities presented in the Statements of Condition	Offsetting securities purchased under agreements to resell	Securities/ government guaranteed loans collateral	Net amount
Securities sold under agreements to repurchase:
2018	$762,592	$—	$762,592	$(261)	$(762,322)	$9
2017	656,602	—	656,602	(259)	(656,216)	127

Schedule of the Remaining Contractual Maturity by Collateral Type of Securities Sold Under Agreements To Repurchase
The following tables provide details, by collateral type, of the remaining contractual maturity of Securities sold under agreements to repurchase as of December 31:

	December 31, 2018
(Dollars in thousands)	Overnight and Continuous	Up to 30 Days	Total
Securities sold under agreements to repurchase:
U.S. treasuries	$16,321	$—	$16,321
Government agency issued MBS	414,488	5,220	419,708
Government agency issued CMO	36,688	—	36,688
Government guaranteed loans (SBA and USDA)	289,875	—	289,875
Total Securities sold under agreements to repurchase	$757,372	$5,220	$762,592

	December 31, 2017
(Dollars in thousands)	Overnight and Continuous	Up to 30 Days	Total
Securities sold under agreements to repurchase:
U.S. treasuries	$13,830	$—	$13,830
Government agency issued MBS	424,821	5,365	430,186
Government agency issued CMO	54,037	3,666	57,703
Government guaranteed loans (SBA and USDA)	154,883	—	154,883
Total Securities sold under agreements to repurchase	$647,571	$9,031	$656,602